SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes, Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue recognition
Cost of revenues	¥ 2,789,533,350	$ 382,164,502	¥ 2,081,010,633	¥ 2,498,916,443
Free service period	1 year	1 year
Transaction price allocated to remaining performance obligations	¥ 103,026,822
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 86,139,963
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 16,886,859
Shipping costs incurred
Revenue recognition
Cost of revenues	¥ 70,938,685		¥ 52,541,201	¥ 101,970,407
Minimum
Revenue recognition
Return and refund policy term (in days)	7 days	7 days
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue recognition
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Maximum
Revenue recognition
Return and refund policy term (in days)	30 days	30 days
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue recognition
Period over which remaining performance obligation is expected to be recognized as revenue	36 months